Convertible Preferred Shares - Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares (Detail) - Series C Preferred Shares [Member] - Preferred Shares [Member]
Dec. 31, 2022 yr
Time to Liquidate [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	1.25
Risk-free rate [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0.0465
Expected volatility (note) [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0.750
Dividend Yield [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0
Possibility Under IPO Scenario [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0.85
Possibility Under Liquidation Scenario [Member]
Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares [Line Items]
Significant unobservable input, liabilities	0.15